Shareholder Report, Average Annual Return (Details) LMA2800_ClearBridge Value Fund_Class IS_TSR Annual {Class IS}	12 Months Ended	41 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	6.96%	11.62%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	17.13%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	10.17%